UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Group, Inc.

One Financial Center

Boston MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-772-3750

Date of fiscal year end:	7/31

Date of reporting period:	7/01/2006 – 6/30/2007

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)             The name of the issuer of the portfolio security;

(b)            The exchange ticker symbol of the portfolio security;

(c)             The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)            The shareholder meeting date;

(e)             A brief identification of the matter voted on;

(f)               Whether the matter was proposed by the issuer or by a security holder;

(g)            Whether the registrant cast its vote on the matter;

(h)            How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);and

(i)                Whether the registrant cast its vote for or against management.

Registrant : Columbia Funds

Disclosure Fund	Reporting Period	Status
Banc of America Retirement 2005 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2010 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2015 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2020 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2025 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2030 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2035 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period
Banc of America Retirement 2040 Portfolio	7/01/06-6/30/07	No Proxy Votes Cast in Reporting Period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Banc of America Funds Trust

By (Signature and Title)*	Christopher L. Wilson **
Christopher L. Wilson, President

Date	August 31, 2007

* Print the name and title of each signing officer under his or her signature.

/s/ J. Kevin Connaughton ***	August 31, 2007
** J. Kevin Connaughton
Attorney-in-fact **

*** Executed by J. Kevin Connaughton on behalf of Mr. Wilson pursuant to a Power of Attorney dated February 27, 2006 is filed herewith.

POWER OF ATTORNEY

The undersigned does hereby constitute and appoint Kevin Connaughton, Scott Henderson, James Bordewick, Michael Clarke, Jeffrey Coleman, Joseph DiMaria, Steven Welsh, Ty Edwards, Barry Finkle, Robert Kurucza, Marco Adelfio and Steven Cravath, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities in the furtherance of the business and affairs of Banc of America Funds Trust (the “Trust”): (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities and Exchange Act of 1933, Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Trust’s Registration Statement on Form N-1A regarding the registration of the Trust, and any and all amendments thereto;(ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Trust. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to all Attorneys-in-Fact named above if the undersigned ceases to be an officer of the Trust.

Dated: February 27, 2006

/s/ Christopher L. Wilson
Christopher L. Wilson